Operating Segments - Schedule of Reconciliation of Segment Net Profit (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Net profit	₽ 3,142	₽ 2,489	₽ 5,274
Amortization of fair value adjustments to intangible assets recorded on acquisitions	344	396	270
Share - based payments	398	224	88
Foreign exchange gain/(loss) from revaluation of cash proceeds received from secondary public offering	236	975	(1,476)
Impairment of intangible assets recorded on acquisitions		878
Loss on disposal of subsidiaries, net		10	38
Effect from taxation of the above items	(66)	(258)	(52)
CODM [member]
Disclosure of operating segments [line items]
Total segment net profit	₽ 4,054	₽ 4,714	₽ 4,142